26. Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Note 26. Subsequent Events

Declaration of Cash Dividend and Preferred Stock Redemption

On December 16, 2019, the Company declared a cash dividend of $0.19 per share payable February 1, 2020 to shareholders of record as of January 15, 2020. On March 11, 2020, the Company declared a cash dividend of $0.19 per share payable May 1, 2020 to shareholders of record as of April 15, 2020. These dividends have been recorded as of each declaration date, including shares issuable under the DRIP.

For purposes of accrual or disclosure in these financial statements, the Company has evaluated subsequent events through the date of issuance of these financial statements.